SUBORDINATED DEBT SECURITIES - Summary of Subordinated Negotiable Obligations Not Convertible Into Shares Issued Under Global Programs (Detail) $ in Thousands, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2024 ARS ($)	Dec. 31, 2023 ARS ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of detailed information about borrowings [line items]
Subordinated Debt Securities	$ 245,154,965	$ 414,476,406
Maturing on July 19, 2021
Disclosure of detailed information about borrowings [line items]
Rate	8.25%		8.25%
Interest payable semi-annually on January 9 and July 19 2017
Disclosure of detailed information about borrowings [line items]
Rate	7.156%		7.156%
Maturing on July 19 ,2026
Disclosure of detailed information about borrowings [line items]
Percentage of principal amount	100.00%
Banco de Galicia y Buenos Aires S.A.U.
Disclosure of detailed information about borrowings [line items]
Class No.	II	II
NV			$ 250,000
Term	120 months
Subordinated Debt Securities			$ 245,154,965	$ 414,476,406